BUSINESS ACQUISITION	12 Months Ended
Feb. 28, 2019
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
3.	BUSINESS ACQUISITION

Business acquisitions in fiscal year 2019:

Acquisition of Shanghai Xiaoxin Information and Technology Co., Ltd ("Shanghai Xiaoxin")

As of February 28, 2018, the Group held
39.7%
equity interest in Shanghai Xiaoxin, which was accounted for as equity method investment. Shanghai Xiaoxin is an education technology company primarily engaged in the development of communication tools between teachers and students. On January 24, 2019, the Group increased its shareholding to
69.2%
with additional cash consideration of
$69,798
and obtained control of Shanghai Xiaoxin.

The purchase price consisted of the following:

US$

Cash consideration	$69,798
Fair value of the previously held 39.7% equity interest:
Carrying amount	2,035
Gain on remeasurement of fair value as of acquisition date	26,291

Total	$98,124

The acquisition was recorded using the acquisition method of accounting. Accordingly, the acquired assets and liabilities were recorded at fair value at the date of acquisition. The acquisition-date fair value of the equity interest held by the Group immediately prior to the acquisition was measured at fair value using the discounted cash flow method and taking into account certain factors including the management projection of discounted future cash flow and an appropriate discount rate.

The purchase price was allocated as of January 24, 2019, the date of acquisition, as follows:

		Amortization
	US$	period

Cash and cash equivalents	$11,310
Net assets acquired, excluding cash and cash equivalents, intangible assets and related deferred tax liabilities	19,860
Intangible assets
User base	8,152	7 years
Technology	1,283	5 years
Goodwill	89,536
Deferred tax liabilities	(2,359)
Noncontrolling interest	(29,658)

Total purchase consideration	$98,124

The purchase price allocation, as disclosed, was determined by the Group with the assistance of an independent valuation appraiser. The fair value of the purchased intangible assets was measured by using the “replacement cost” and “relief from royalty” valuation methods. The acquired goodwill is not deductible for tax purposes. The goodwill was primarily attributable to intangible assets that cannot be recognized separately as identifiable assets under GAAP, and comprise (a) the assembled workforce and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

Other acquisitions

During the year ended February 28, 2019, the Group made several other acquisitions with total purchase price of
$54,289,
including cash consideration of $44,356, stock consideration valued at $3,703 and previously held equity interests in the investees at fair value of $6,230. $1,726 of the stock consideration had been settled through the issuance of 20,502 Class A common shares in fiscal year 2019 and the remaining $1,977 stock consideration was recorded as Class A common shares issuable as of February 28, 2019. The intangible assets and goodwill acquired from the acquisitions were
$11,943 and $40,238,
respectively. The acquired goodwill is not deductible for tax purposes.

The results of operations for all these acquired entities have been included in the Group’s consolidated financial statements from their respective acquisition dates.

The following summarized unaudited pro forma results of operations for the years ended February 28, 2018 and 2019 assuming that these acquisitions during the year ended February 28, 2019 occurred as of March 1, 2017. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of March 1, 2017, nor is it indicative of future operating results.

	For the years ended
	February 28,
	2018	2019
	(Unaudited)	(Unaudited)

Pro forma net revenues	$1,725,115	$2,570,616
Pro forma net income attributable to TAL Education Group	$187,607	$357,886
Pro forma net income per share - basic	$1.07	$1.88
Pro forma net income per share - diluted	$0.98	$1.79

Business acquisitions in fiscal year 2018:

During the year ended February 28, 2018, the Group made several business acquisitions. Each acquisition has been recorded using the acquisition method of accounting, and accordingly, the acquired assets and liabilities assumed were recorded at their fair value at the date of acquisition. The results of these acquired entities' operations have been included in the consolidated financial statements since the date of acquisitions. Goodwill primarily represents the expected synergies from combining the acquired businesses with the business of the Group.

The total consideration of business acquisitions made during the year ended February 28, 2018, included cash totaling $16,165, of which $15,866 was paid during fiscal year 2018. The intangible assets, goodwill and noncontrolling interest acquired from these business acquisitions were $5,782, $12,622 and $3,643, respectively. The purchase price allocation was determined by the Group with the assistance of an independent valuation appraiser.

The results of operations for all these acquired entities have been included in the Group’s consolidated financial statements from their respective acquisition dates. The acquired goodwill is not deductible for tax purposes.

The following summarized unaudited pro forma results of operations for the years ended February 28, 2017 and 2018 assuming that these acquisitions during the year ended February 28, 2018 occurred as of March 1, 2016. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of March 1, 2016, nor is it indicative of future operating results.

	For the years ended
	February 28,
	2017	2018
	(Unaudited)	(Unaudited)

Pro forma net revenues	$1,043,718	$1,715,774
Pro forma net income attributable to TAL Education Group	$115,055	$198,105
Pro forma net income per share - basic	$0.71	$1.13
Pro forma net income per share - diluted	$0.65	$1.03